Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions					12 Months Ended
	Apr. 02, 2024	Oct. 18, 2023	May 17, 2023	May 03, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Nov. 03, 2022
Disclosure of exceptional items [line items]
Exceptional items net					$ 5,763.0	$ 606.0	$ 1,074.0
Portion of consideration paid (received) consisting of cash and cash equivalents							683.0
Impairment of Western Australia Nickel assets [member]
Disclosure of exceptional items [line items]
Exceptional items net					2,675.0
Chilean tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items net						283.0
Tax rate royalty on revenue			1.00%
Tax Rate Effect Of Revenues Exempt From Taxation			46.50%
Deferred tax position remeasured						283.0
Chilean tax reform [member] | Bottom of range [member]
Disclosure of exceptional items [line items]
Tax rate royalty on margin			8.00%
Chilean tax reform [member] | Top of range [member]
Disclosure of exceptional items [line items]
Tax rate royalty on margin			26.00%
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net					3,762.0	$ 323.0	1,063.0
Impairment of US Deferred Tax Assets [Member]
Disclosure of exceptional items [line items]
Exceptional items net							423.0
Blackwater and Daunia gain on divestment [member]
Disclosure of exceptional items [line items]
Exceptional items net					(674.0)
Cash flows from losing control of subsidiaries or other businesses	$ 2,000.0
Proceeds from divestiture of interest in a subsidiary towards preliminary completion adjustment	44.1
Deferred consideration	$ 1,100.0				495.0
Proportion of ownership interest in joint venture	50.00%
Bma percentage basis	100.00%
Deposit on signing of the asset sale agreement		$ 100.0
Deferred consideration term	3 years
Price linked earnout amount receivable term	3 years
Price linked earnout subject to cap value	$ 350.0
Average realized pricing exeeding agreed thresholds term	3 years
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 4,100.0				$ 1,072.0
Blackwater and Daunia gain on divestment [member] | Top of range [member]
Disclosure of exceptional items [line items]
Deferred Price linked earnout consideration receivable on divestiture of interest in a subsidiary	$ 900.0
BHP Mitsui Coal or BMC Gain on Disposal [Member]
Disclosure of exceptional items [line items]
Exceptional items net							$ (840.0)
BHP Mitsui Coal or BMC Gain on Disposal [Member] | BHP Mitsui Coal Pty Ltd [member]
Disclosure of exceptional items [line items]
Cash flows from losing control of subsidiaries or other businesses				$ 1,100.0
Proceeds from divestiture of interest in a subsidiary towards preliminary completion adjustment				218.0
Deferred consideration received on divestiture of interest in a subsidiary								$ 100.0
Deferred Price linked earnout consideration receivable on divestiture of interest in a subsidiary				$ 150.0
Group's interest				80.00%
Price linked earn out payable year							2024 calendar year
Deferred Price Linked Earnout Discounted on Divestiture of Interest in a Subsidiary				$ 122.0
Deferred consideration				$ 222.0			$ 222.0
Portion of consideration paid (received) consisting of cash and cash equivalents							$ 1,318.0